January 27, 2005

DREYFUS GROWTH OPPORTUNITY FUND, INC.

Supplement to Prospectus Dated July 1, 2004

     Effective as of the close of business on January 26, 2005, Matt Jenkin is no longer a portfolio manager for the fund.

January 27, 2005

DREYFUS GROWTH OPPORTUNITY FUND, INC.

Supplement to the Statement of Additional Information Dated July 1, 2004

     Effective as of the close of business on January 26, 2005, Matt Jenkin is no longer a portfolio manager for the fund.